ASSETS CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Assets Comprising The Disposal Group Classified Held For Sale [Abstract]
Net assets of disposal group held for sale as at 1 January	$ 0	$ 3,254
Sale of business during the year	0	(100)
Movements during the year on assets held for sale	0	(60)
Impairment of disposal group held for sale	0	(2,551)	$ (576)
Effect of foreign currency exchange differences	0	(543)
Net assets of disposal group held for sale as at 31 December	$ 0	$ 0	$ 3,254